INTANGIBLE ASSETS - Summary (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 ARS ($)	Dec. 31, 2024 ARS ($)
INTANGIBLE ASSETS
At the beginning of the year	$ 218,386,830
At the End of the year	$ 231,836,457	$ 218,386,830
Cost model | Weighted average cost of capital, measurement input [member]
INTANGIBLE ASSETS
Average cost of capital (WACC)	0.132
Goodwill [member]
INTANGIBLE ASSETS
At the beginning of the year	$ 77,423,404
At the End of the year	77,423,404	77,423,404
Brand [member]
INTANGIBLE ASSETS
At the beginning of the year	5,245,779
At the End of the year	5,245,779	5,245,779
Other intangible assets [member]
INTANGIBLE ASSETS
At the beginning of the year	135,717,647
At the End of the year	149,167,274	135,717,647
Gross carrying amount
INTANGIBLE ASSETS
At the beginning of the year	441,575,127	381,756,728
Additions	57,389,593	60,404,601
Disposals	(1,106,966)	(586,202)
At the End of the year	497,857,754	441,575,127
Gross carrying amount | Goodwill [member]
INTANGIBLE ASSETS
At the beginning of the year	77,423,404	77,423,404
At the End of the year	77,423,404	77,423,404
Gross carrying amount | Brand [member]
INTANGIBLE ASSETS
At the beginning of the year	5,245,779	5,245,779
At the End of the year	5,245,779	5,245,779
Gross carrying amount | Other intangible assets [member]
INTANGIBLE ASSETS
At the beginning of the year	358,905,944	299,087,545
Additions	57,389,593	60,404,601
Disposals	(1,106,966)	(586,202)
At the End of the year	415,188,571	358,905,944
Accumulated depreciation and amortisation
INTANGIBLE ASSETS
At the beginning of the year	(223,188,297)	(188,008,596)
Disposals		19,101
Of the year	(42,833,000)	(35,160,600)
At the End of the year	(266,021,297)	(223,188,297)
Accumulated depreciation and amortisation | Other intangible assets [member]
INTANGIBLE ASSETS
At the beginning of the year	(223,188,297)	(188,008,596)
Disposals		19,101
Of the year	(42,833,000)	(35,160,600)
At the End of the year	$ (266,021,297)	$ (223,188,297)